Pensions and Other Postretirement Benefits (Details 6) - Defined Benefit Pension Plans [Member] - USD ($) $ in Millions	Apr. 30, 2015	Apr. 30, 2014
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 691.8	$ 507.3
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	481.6	507.3
Fair value of plan assets	337.8	402.1
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	669.3	542.3
Fair value of plan assets	$ 477.3	$ 402.1